Investment Portfolioas of May 31, 2026 (Unaudited)
DWS California Tax-Free Income Fund
	Principal Amount ($)	Value ($)

Municipal Investments 97.7%
California 93.6%
California, Alameda Corridor Transportation Authority, Series C, 5.0%, 10/1/2052, INS: AG	2,000,000	2,061,304
California, Antelope Valley Community College District, General Obligation, 5.0%, 8/1/2043 (a)	2,000,000	2,194,230
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series B, 2.25% (b), 6/1/2026, LOC: Barclays Bank PLC	800,000	800,000
Series A, 2.35% (b), 6/1/2026, LOC: Barclays Bank PLC	920,000	920,000
California, Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue:
Series B, AMT, 5.25%, 7/1/2044, INS: AG	690,000	757,053
Series B, AMT, 5.25%, 7/1/2045, INS: AG	750,000	815,512
Series B, AMT, 5.25%, 7/1/2054	1,500,000	1,557,192
California, Chabot-Las Positas Community College District, Series C, 5.25%, 8/1/2048	750,000	808,876
California, City of San Jose Financing Authority Wastewater Revenue, Series B, 5.0%, 11/1/2052	5,000,000	5,263,145
California, Colton Joint Unified School District, Election of 2024, Series A, 5.0%, 8/1/2055, INS: BAM	5,000,000	5,217,512
California, Community Choice Financing Authority, Clean Energy Project Revenue:
Series B-1, 5.0% (c), 7/1/2053, GTY: Morgan Stanley	5,500,000	5,747,958
Series A-1, 5.0% (c), 12/1/2053, GTY: Goldman Sachs Group, Inc.	1,500,000	1,566,620
Series A-1, 5.0% (c), 5/1/2054, GTY: Morgan Stanley	1,500,000	1,591,679
Series 2024-H, 5.0% (c), 1/1/2056, GTY: New York Life Insurance Co.	2,000,000	2,168,207
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series B-2, Zero Coupon, 6/1/2055	12,375,000	2,639,122
Series B-1, 5.0%, 6/1/2049	130,000	130,000
California, CSCDA Community Improvement Authority, Essential Housing Revenue:
Series A-1, 144A, 3.5%, 10/1/2046	1,495,000	1,251,663
Series A, 144A, 5.0%, 7/1/2051	1,000,000	956,844
California, Department of Veterans Affairs, Veteran's Farm Home Purchase Program, Series A, 5.5%, 12/1/2052	650,000	684,936
California, Downey Unified School District, General Obligation, Series A, 4.0%, 8/1/2052	3,000,000	2,843,987
California, El Monte City School District, General Obligation, Series A, 4.125%, 8/1/2055, INS: AG	3,100,000	2,945,383
California, El Rancho Unified School District, Series D, 5.75%, 8/1/2048, INS: BAM	1,000,000	1,111,571
California, Enterprise Development Authority Revenue, Rocklin Academy Obligated Group, 144A, 5.0%, 6/1/2064	675,000	639,432
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A", Series M-054, 2.35%, 12/15/2035	8,695,000	7,067,173
Series M-049, 3.05%, 4/15/2034	2,185,000	1,972,378
California, Folsom Ranch Financing Authority, Special Tax Revenue, Community Facility District No. 20, 5.0%, 9/1/2048	1,000,000	1,003,947
California, Fontana Public Facilities Financing Authority Revenue, Series A, 5.0%, 11/1/2055	2,000,000	2,101,034
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue:
Series B-2, 3.5%, 1/15/2053	1,070,000	880,736
Series C, 4.0%, 1/15/2043	2,500,000	2,470,708

California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A-1, 5.0%, 6/1/2051	3,000,000	2,999,107
California, Hayward Unified School District, General Obligation, Series A, 5.25%, 8/1/2054, INS: AG	3,000,000	3,168,376
California, Housing Finance Agency, Municipal Certificates:
“A", Series A, 3.25%, 8/20/2036	1,237,741	1,194,504
“A", Series 2021-2, 3.75%, 3/25/2035	861,893	872,068
California, Imperial Community College District, General Obligation, Series A, 5.25%, 8/1/2053, INS: AG	1,000,000	1,057,551
California, Infrastructure & Economic Development Bank Revenue, Brightline West Passenger Rail Project, Series B, 144A, AMT, 12.0% (c), 1/1/2065	1,445,000	809,200
California, Infrastructure & Economic Development Bank Revenue, Equitable School Revolving Fund LLC Obligated Group, Series B, 5.0%, 11/1/2049	1,000,000	1,026,860
California, Manteca Unified School District, General Obligation, Series C, 5.25%, 8/1/2050	5,000,000	5,438,154
California, Moreland School District, General Obligation, Series B, 5.0%, 8/1/2040	2,000,000	2,280,263
California, Moreno Valley Public Financing Authority Electric System Revenue, Series A, 5.25%, 5/1/2046, INS: AG (a)	740,000	819,817
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	6,820,000	8,217,187
California, Municipal Finance Authority Revenue, Eskaton Properties, Inc. Obligated Group, 5.0%, 11/15/2044	1,250,000	1,306,224
California, Municipal Finance Authority Revenue, PRS-California Obligated Group:
Series A, 5.0%, 4/1/2044	1,000,000	1,047,474
Series A, 5.0%, 4/1/2049	1,000,000	1,016,063
Series A, 5.0%, 4/1/2054	1,000,000	1,007,270
California, Municipal Finance Authority Revenue, Scripps College, 5.5%, 7/1/2060	3,000,000	3,197,433
California, Municipal Finance Authority, Community Facilities District No. 2021-11, 5.0%, 9/1/2057	3,000,000	3,010,207
California, Municipal Finance Authority, Community Facilities District No. 2023-7, Area No. 1, 5.0%, 9/1/2054	700,000	703,858
California, Municipal Finance Authority, Multi-Family Housing, Series A, 144A, 4.0%, 11/1/2036	3,500,000	3,362,457
California, Pajaro Valley Unified School District, General Obligation:
Series A, 5.0%, 8/1/2049	1,500,000	1,602,119
Series A, 5.0%, 8/1/2052	3,500,000	3,690,870
California, Pomona Unified School District, Series F, 3.0%, 8/1/2048, INS: BAM	2,500,000	1,935,370
California, Public Finance Authority Revenue, ISF Ativo Portfolio Obligated Group, Series 2025-A, 144A, 6.625%, 3/1/2065	1,500,000	1,564,512
California, Public Finance Authority Revenue, QSH/LB LLC, Series A, 144A, 6.625%, 6/1/2065	1,750,000	1,858,073
California, Public Finance Authority, Educational Facilities Revenue, Trinity Classical Academy:
Series A, 144A, 5.0%, 7/1/2044	375,000	349,792
Series A, 144A, 5.0%, 7/1/2054	1,000,000	870,000
California, Redwoods Community College District, General Obligation, 5.25%, 8/1/2054, INS: BAM	1,250,000	1,340,116
California, Regents of the University of California Medical Center Pooled Revenue, Series P, 3.5%, 5/15/2054	2,000,000	1,610,812
California, Rio Hondo Community College District, General Obligation, Series A, 5.25%, 8/1/2055	2,500,000	2,678,161
California, River Islands Public Financing Authority, Special Tax, Series A, 5.0%, 9/1/2052, INS: AG	1,500,000	1,573,017
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2003-1, Public Improvements, Series B-2, 5.0%, 9/1/2052	2,000,000	1,950,200
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2016-1, Phase 2 Public Improvements, 5.25%, 9/1/2052, INS: AG	500,000	524,157

California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,310,000	1,069,542
4.0%, 9/1/2046	1,910,000	1,666,104
4.0%, 9/1/2051	1,000,000	841,083
California, Santa Barbara Community College District, General Obligation:
Series A, Zero Coupon, 8/1/2048	2,400,000	804,654
Series A, Zero Coupon, 8/1/2049	3,430,000	1,083,388
Series A, Zero Coupon, 8/1/2050	3,500,000	1,043,917
California, School Finance Authority, Charter School Revenue, Classical Academies Oceanside Project:
Series A, 144A, 5.0%, 10/1/2042	500,000	508,173
Series A, 144A, 5.0%, 10/1/2052	1,000,000	948,915
California, School Finance Authority, School Facilities Revenue, Green Dot Public Schools Obligated Group:
Series A, 144A, 5.0%, 8/1/2038	1,000,000	1,013,690
Series A, 144A, 5.0%, 8/1/2048	1,750,000	1,711,048
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue:
Series A, 5.0%, 9/1/2040, INS: AG	610,000	639,740
Series A, Prerefunded, 5.0%, 9/1/2040, INS: AG	20,000	21,489
Series A, Prerefunded, 5.0%, 9/1/2042, INS: AG	45,000	48,351
California, State Educational Facilities Authority Revenue:
Series A, 4.0%, 12/1/2050	1,000,000	866,887
5.125%, 8/1/2055	2,000,000	1,902,565
California, State Educational Facilities Authority Revenue, University of the Pacific, Series 2025-A, 5.0%, 11/1/2055	1,645,000	1,711,902
California, State Enterprise Development Authority Revenue, Campbell Hall Episcopal, Series C, 5.0%, 8/1/2040	5,000,000	5,565,541
California, State General Obligation:
5.0%, 10/1/2042	1,000,000	1,096,310
Series C, 5.0%, 11/1/2042	4,000,000	4,364,270
5.0%, 10/1/2045	750,000	806,995
Series CU, 5.5%, 12/1/2052	1,320,000	1,379,733
California, State Health Facilities Financing Authority Revenue, Adventist Health System/West Obligated Group:
Series B, 2.25% (b), 6/1/2026, LOC: Barclays Bank PLC	3,815,000	3,815,000
Series A, 5.25%, 12/1/2041	1,250,000	1,344,657
Series A, 5.25%, 12/1/2042	1,830,000	1,954,621
Series A, 5.25%, 12/1/2043	1,500,000	1,594,811
California, State Health Facilities Financing Authority Revenue, Cedars-Sinai Medical Center Obligated Group, Series A, 3.0%, 8/15/2051	4,110,000	3,066,055
California, State Health Facilities Financing Authority Revenue, Children's Hospital of Orange County Obligated Group, Series B, 5.0% (c), 11/1/2054	1,000,000	1,101,548
California, State Health Facilities Financing Authority Revenue, EL Camino Healthcare Obligated Group, Series A, 5.25%, 2/1/2048	1,200,000	1,300,046
California, State Housing Finance Agency, Multi Family Housing Revene Bonds, Series V, 5.0% (c), 5/1/2054	1,200,000	1,205,960
California, State Municipal Finance Authority Revenue, Baptist University, Series A, 144A, 5.625%, 11/1/2054	500,000	508,082
California, State Municipal Finance Authority Revenue, Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio:
Series A, 5.0%, 8/15/2049	1,000,000	1,018,064
Series A, 5.0%, 8/15/2054	1,000,000	1,010,153
Series A, 5.0%, 8/15/2059	1,000,000	1,006,977
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II”, 144A, 7.0%, 1/1/2039	1,250,000	1,315,472

California, State Municipal Finance Authority Revenue, HumanGood California Obligated Group:
4.0%, 10/1/2046	3,000,000	2,763,592
Series A, 5.25%, 10/1/2044	1,000,000	1,051,828
California, State Municipal Finance Authority Revenue, Ignatian Corp., Series A, 5.0%, 9/1/2049	1,000,000	1,040,313
California, State Municipal Finance Authority Revenue, PRG - Potrero Properties LLC:
Series A, 5.0%, 9/1/2043	225,000	247,053
Series A, 5.0%, 9/1/2044	210,000	228,854
Series A, 5.0%, 9/1/2045	355,000	383,405
Series A, 5.0%, 9/1/2046	225,000	240,595
California, State Municipal Finance Authority Revenue, Republic Service, Inc., Series A, AMT, 3.875% (c), 3/1/2054	1,000,000	1,005,833
California, State Municipal Finance Authority Revenue, Samuel Merritt University, 5.25%, 6/1/2053	3,000,000	3,098,776
California, State Municipal Finance Authority, Barlow Respiratory Hospital Obligated Group, Series A, 4.0%, 9/1/2050	2,000,000	1,644,174
California, State Municipal Finance Authority, Charter School Revenue, Santa Rose Academy Project, 5.0%, 7/1/2052	1,230,000	1,165,629
California, State Public Finance Authority Revenue, Marisol HB LLC Obligated Group, Series A, 144A, 5.1% (c), 4/1/2066	2,000,000	2,008,811
California, State School Finance Authority, Charter School Revenue, Bright Star Schools Obligated Group, 144A, 5.0%, 6/1/2054	2,000,000	1,811,101
California, State School Finance Authority, Educational Facilities Revenue, New Designs Charter School Adams Campus Project:
Series A, 144A, 5.0%, 6/1/2040	750,000	752,767
Series A, 144A, 5.0%, 6/1/2050	1,060,000	1,016,610
California, Statewide Communities Development Authority Revenue, Emanate Health, Series A, 4.0%, 4/1/2040	650,000	650,702
California, Statewide Communities Development Authority Revenue, Front Porch Communities & Services:
Series A, 3.0%, 4/1/2051	1,500,000	1,069,334
Series A, 4.0%, 4/1/2046	3,780,000	3,449,808
California, Statewide Communities Development Authority Revenue, John Muir Health Obligated Group, Series A, 5.25%, 12/1/2054	2,000,000	2,108,748
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 5.5%, 12/1/2054	1,000,000	1,000,215
California, Statewide Communities Development Authority Revenue, Moldaw Residences, 5.0%, 11/1/2049	1,000,000	1,035,778
California, Statewide Communities Development Authority Revenue, Odd Fellows Home of California:
Series A, 5.0%, 4/1/2047	300,000	315,635
Series A, 5.0%, 4/1/2048	400,000	418,376
Series A, 5.0%, 4/1/2049	550,000	572,403
Series A, 5.0%, 4/1/2050	415,000	430,773
Series A, 5.0%, 4/1/2056	1,000,000	1,027,919
California, University of California Revenue:
Series AL-3, 2.3% (b), 6/1/2026	700,000	700,000
Series AL-2, 2.35% (b), 6/1/2026	2,360,000	2,360,000
Series AL-4, 2.4% (b), 6/1/2026	800,000	800,000
Series Z-2, 3.75% (b), 6/7/2026	650,000	650,000
Series CC, 4.0%, 5/15/2055	2,000,000	1,869,629
California, Val Verde Unified School District, General Obligation, Series C, 4.0%, 8/1/2049, INS: AG	2,000,000	1,916,811
Fontana, CA, Special Tax, The Meadows:
4.0%, 9/1/2040	625,000	613,740
4.0%, 9/1/2045	750,000	692,976
4.0%, 9/1/2050	900,000	799,431
Inglewood, CA, Redevelopment Agency Successor Tax Allocation, Merged Redevelopment Project, Series A, 5.0%, 5/1/2032, INS: BAM	1,000,000	1,018,712

Irvine, CA, Community Facilities District No. 2013-3, Improvement Area No. 11, Special Tax, 5.0%, 9/1/2055, INS: AG	5,000,000	5,339,144
Irvine, CA, Improvement Bond Act 1915, 5.0%, 9/2/2044	2,500,000	2,561,189
Irvine, CA, Unified School District Special Tax, Community Facilities District No. 09:
Series B, 5.0%, 9/1/2042	695,000	699,993
Series D, 5.0%, 9/1/2049	745,000	745,740
Long Beach, CA, Community College District, General Obligation, Series E, 5.0%, 8/1/2052	500,000	529,212
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project, 5.0%, 5/15/2043	1,000,000	1,082,876
Los Angeles, CA, Community Facilities District No. 2021-01, Special Tax:
5.0%, 9/1/2047	1,200,000	1,227,688
5.0%, 9/1/2052	1,000,000	1,012,559
Los Angeles, CA, Department of Water & Power Revenue:
Series B, 5.0%, 7/1/2039	1,000,000	1,089,100
Series B, 5.0%, 7/1/2052	1,000,000	1,021,301
Series A, 5.0%, 7/1/2053, INS: BAM	1,185,000	1,221,894
Series A, 5.0%, 7/1/2055, INS: BAM	1,000,000	1,029,476
Los Angeles, CA, Municipal Improvement Corp. Revenue:
Series A, 5.0%, 5/1/2042	1,000,000	1,095,173
Series A, 5.0%, 5/1/2043	1,000,000	1,087,530
Series A, 5.0%, 5/1/2044	840,000	924,360
Series A, 5.0%, 5/1/2045	550,000	598,862
Series A, 5.0%, 5/1/2046	1,000,000	1,072,614
Series A, 5.5%, 5/1/2055	1,000,000	1,073,559
Los Angeles, CA, Unified School District, 5.25%, 7/1/2048	1,345,000	1,450,408
Modesto, CA, State Irrigation District, Series A, 5.0%, 10/1/2042	2,500,000	2,772,201
Moreno Valley, CA, Unified School District, General Obligation, Series D, 5.25%, 8/1/2052, INS: AG	3,500,000	3,685,211
Orange County, CA, Water District, Certificate of Participation, Series A, 1.05% (b), 6/7/2026, LOC: Bank of America NA	150,000	150,000
Rio Vista, CA, Community Facilities District, Special Tax, 5.0%, 9/1/2048	1,000,000	1,005,853
Riverside County, CA, Transportation Commission, Series B-2, 3.0%, 6/1/2048, INS: BAM	5,447,000	4,255,830
Sacramento County, CA, Special Tax, Community Facilities District No. 2004-1, McClellan Park, 5.0%, 9/1/2040	2,665,000	2,689,282
San Diego, CA, Public Facilities Financing Authority Revenue:
Series A, 5.0%, 10/15/2039	500,000	555,291
Series A, 5.0%, 10/15/2041	1,000,000	1,100,573
Series A, 5.0%, 10/15/2042	500,000	547,120
Series A, 5.0%, 10/15/2043	585,000	635,277
Series A, 5.25%, 10/15/2055	5,000,000	5,339,009
San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series A, 5.0%, 10/1/2039	375,000	413,593
Series A, 5.0%, 10/1/2041	200,000	219,534
Series 2ND, AMT, 5.0%, 5/1/2048	3,700,000	3,717,325
Series D, Prerefunded, AMT, 5.0%, 5/1/2048	5,000	5,137
Series A, AMT, 5.25%, 5/1/2044	250,000	269,870
Series A, AMT, 5.25%, 5/1/2049	500,000	523,681
Series D, AMT, 5.5%, 5/1/2055	3,000,000	3,184,217
Series C, AMT, 5.75%, 5/1/2048	4,000,000	4,321,497
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Special Facility Lease- SFO Fuel Co. LLC, Series A, Prerefunded, AMT, 5.0%, 1/1/2047	2,000,000	2,112,811
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Transbay Infrastructure Projects, Series B, 5.0%, 8/1/2046, INS: AG	4,000,000	4,047,780
San Francisco City & County, CA, Special Tax District No. 2020-1, Mission Rock Facilities & Services, Series A, 144A, 4.0%, 9/1/2051	500,000	427,485

Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project, 5.65%, 9/1/2026, INS: NATL	1,605,000	1,616,614
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,127,642
Southern California, Public Power Authority, Southern Transmission System Revenue, 5.0%, 7/1/2044	3,165,000	3,387,257
Stockton, CA, Public Financing Authority, Water Revenue, Green Bond:
Series A, 5.0%, 10/1/2034, INS: BAM	750,000	787,331
Series A, 5.0%, 10/1/2035, INS: BAM	1,500,000	1,571,655
West Sacramento, CA, Enhanced Infrastructure Financing District No. 1, Tax Allocation, 5.0%, 9/1/2055, INS: AG	2,000,000	2,071,743
		293,949,045
Guam 1.8%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
Series A, 5.0%, 7/1/2041	650,000	685,791
Series A, 5.0%, 7/1/2043	975,000	1,021,285
Series A, 5.0%, 1/1/2046	885,000	910,412
Series A, 5.0%, 1/1/2050	360,000	365,885
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	1,050,000	1,063,163
Series A, 5.0%, 10/1/2038	960,000	971,124
Series A, 5.0%, 10/1/2040	665,000	671,458
		5,689,118
Puerto Rico 1.5%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	830,269	791,322
Series A1, 4.0%, 7/1/2046	1,030,435	913,912
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, 4.75%, 7/1/2053	3,045,000	2,933,457
		4,638,691
Other 0.8%
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2019-ML05, 3.35%, 11/25/2033, GTY: Freddie Mac	2,741,840	2,653,608
Total Municipal Investments (Cost $310,342,515)		306,930,462

Underlying Municipal Bonds of Inverse Floaters (d) 5.1%
California
California, Public Works Board, Lease Revenue, Series C, 5.0%, 11/1/2050 (e)	5,000,000	5,307,058
Trust: California, Public Works Board, Lease Revenue, Series 2025-XM1334, 144A, 12.74%, 11/1/2033, Leverage Factor at purchase date: 4 to 1
Los Angeles County, CA, Public Works Financing Authority, Series J, 5.25%, 12/1/2050 (e)	5,000,000	5,393,320
Trust: Los Angeles County, CA, Public Works Financing Authority, Series 2025- XM1313, 144A, 13.23%, 6/1/2033, Leverage Factor at purchase date: 4 to 1
San Francisco City & County, CA, Public Utilities Commission, Water Revenue, Series E, 5.25%, 11/1/2055 (e)	5,000,000	5,373,323
Trust: San Francisco City & County, CA, Public Utilities Commission, Water Revenue, Series 2025-XM1276, 144A, 13.74%, 5/1/2033, Leverage Factor at purchase date: 4 to 1
		16,073,701
Total Underlying Municipal Bonds of Inverse Floaters (Cost $15,706,262)		16,073,701

	Shares	Value ($)

Warrants 0.0%
BL Train Holdings West LLC, Expiration Date 11/26/2035* (f) (Cost $0)	12,014	0

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $326,048,777)	102.8	323,004,163
Floating Rate Notes (d)	(3.6)	(11,250,000)
Other Assets and Liabilities, Net	0.8	2,376,215
Net Assets	100.0	314,130,378
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	When-issued or delayed delivery securities included.
(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of May 31, 2026.
Date shown reflects the earlier of demand date or stated maturity date.

(c)
Variable or floating rate security. These securities are shown at their current rate as of May 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate
Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(e)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(f)	Investment was valued using significant unobservable inputs.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$323,004,163	$—	$323,004,163
Warrants	—	—	0	0
Total	$—	$323,004,163	$0	$323,004,163

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DCATF-PH3